Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Healthcare services revenues	$ 7,075,000	$ 2,705,000
Operating expenses
Cost of healthcare services	4,670,000	2,433,000
General and administrative	8,838,000	9,049,000
Depreciation and amortization	141,000	122,000
Total operating expenses	13,649,000	11,604,000
Loss from operations	(6,574,000)	(8,899,000)
Interest and other income	106,000	64,000
Interest expense	(5,354,000)	(2,590,000)
Loss on impairment of intangible assets		(88,000)
Loss on exchange of warrants	0	(4,410,000)
Loss on debt extinguishment	(2,424,000)	(195,000)
Change in fair value of warrant liability	2,093,000	11,665,000
Change in fair value of derivative liability	(5,774,000)	(2,761,000)
Loss from operations before provision for income taxes	(17,927,000)	(7,214,000)
Provision for income taxes	9,000	9,000
Net loss	$ (17,936,000)	$ (7,223,000)
Basic and diluted net loss per share: (in dollars per share)	$ (0.33)	$ (0.18)
Basic weighted number of shares outstanding (in shares)	55,074	40,372